Related Party Transactions - Schedule of Receivable from Payable To and Investment On Related Party (Details) - MiTAC Incorporated - USD ($) $ in Thousands	Nov. 30, 2020	Nov. 30, 2019
Related Party Transaction [Line Items]
Receivable from related parties (included in Accounts receivable, net)	$ 26,133	$ 4,388
Payable to related parties (included in Accounts payable)	$ 49,603	$ 23,179